As filed with the Securities and Exchange Commission on June 19, 2012

Securities Act Registration No. 333-180738

Investment Company Registration No. 811-22693

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No. 3

Post-Effective Amendment No. [    ]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 3

ClearBridge Energy MLP Total Return Fund Inc.

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, New York 10018

(Address of Principal Executive Offices)

(888) 777-0102

(Registrant’s Telephone Number, Including Area Code)

R. Jay Gerken

Legg Mason & Co., LLC

620 Eighth Avenue, 49th Floor

New York, New York 10018

(Name and Address of Agent for Service)

Copies to:

Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902	David E. Wohl, Esq. Weil, Gotshal & Manges LLP 767 Fifth Avenue New York, NY 10153

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock, $0.001 par value	50,000 shares	$20.00	$1,000,000	$114.60(2)

(1)	Estimated solely for purpose of calculating the registration fee.
(2)	Previously paid.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 of ClearBridge Energy MLP Total Return Fund Inc. is being filed solely for the purpose of filing certain exhibits.

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements
	Part A	None
	Part B	Financial Statements(5)

(2)	Exhibits
	(a)	Articles of Incorporation, dated April 10, 2012(3)
	(b)	By-Laws(3)
	(c)	Not Applicable
	(d)	Articles V and VIII of Registrant’s Articles of Incorporation are incorporated herein by reference.
	(e)	Form of Dividend Reinvestment Plan(4)
	(f)	Not Applicable
	(g) (1)	Form of Investment Management Agreement (4)
	(g) (2)	Form of Sub-advisory Agreement (4)
	(h) (1)	Form of Underwriting Agreement(1)
	(h) (2)	Form of Master Agreement Among Underwriters(1)
	(h) (3)	Form of Standard Dealer Agreement(1)
	(h) (4)	Form of Syndication Fee Agreement with Morgan Stanley & Co. LLC(1)
	(h) (5)	Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC(1)
	(h) (6)	Form of Structuring Fee Agreement with Citigroup Global Markets Inc.(1)
	(h) (7)	Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)
	(h) (8)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC(1)
	(h) (9)	Form of Structuring Fee Agreement with Ameriprise Financial Services, Inc.(1)
	(i)	Not Applicable
	(j)	Form of Custodian Services Agreement with State Street Bank and Trust Company LLC(1)
	(k)	Form of Transfer Agency and Services Agreement with American Stock Transfer & Trust Company LLC(1)
	(l) (1)	Opinion and Consent of Simpson Thacher & Bartlett LLP(1)
	(l) (2)	Opinion and Consent of Foley & Lardner LLP (1)
	(m)	Not Applicable
	(n)	Consent of Independent Registered Public Accounting Firm(5)
	(o)	Not Applicable
	(p)	Subscription Agreement(4)
	(q)	Not Applicable
	(r) (1)	Code of Ethics of the Fund and LMPFA(4)
	(r) (2)	Code of Ethics of ClearBridge(4)
	(s)	Powers of Attorney(4)

(1)	Filed herewith.
(2)	To be filed by amendment.
(3)	Filed on April 13, 2012 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-180738 and 811-22693) and incorporated by reference herein.
(4)	Filed on May 11, 2012 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-180738 and 811-22693) and incorporated by reference herein.
(5)	Filed on May 25, 2012 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-180738 and 811-22693) and incorporated by reference herein.

Item 26.	Marketing Arrangements

See the first paragraph of the Form of Underwriting Agreement, Section 5.1 of the Form of Master Agreement Among Underwriters and Section 6 of the Form of Standard Dealer Agreement filed as Exhibit (h)(1), Exhibit (h)(2) and Exhibit (h)(3), respectively, to this Registration Statement.

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC registration fees	$28,650
Listing fees	30,000
Financial Industry Regulatory Authority fees	25,500
Printing and engraving expenses	410,000
Accounting fees and expenses	22,000
Legal fees and expenses	400,00

Total	$916,150

Item 28.	Persons Controlled by or Under Common Control with Registrant

None.

Item 29.	Number of Holders of Securities as of May 25, 2012

Title of Class	Number of Record Holders
Common Stock, par value $0.001 per share	1

Item 30.	Indemnification

Sections 1-3 of Article VII of the Registrant’s Articles of Incorporation, filed as Exhibit (a) to this Registration Statement, provide that:

To the maximum extent permitted by Maryland statutory or decisional law, as amended or interpreted, no current or former director or officer of the Registrant shall have any liability to the Registrant or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by Maryland law. The Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. This indemnification applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

No provision of the Registrant’s Articles of Incorporation shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 31.	Business and Other Connections of Adviser

The descriptions of LMPFA and ClearBridge under the caption “Management of the Fund” in the Prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of LMPFA and ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of LMPFA and ClearBridge in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-66785, 801-64710, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32.	Location of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at 620 Eighth Avenue, New York, New York 10018.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 19th day of June 2012.

CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC.

By:	/S/ R. JAY GERKEN
Chairman, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this Amendment to this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/S/ R. JAY GERKEN R. Jay Gerken	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)	June 19, 2012

/S/ RICHARD F. SENNETT Richard F. Sennett	Principal Financial Officer (Principal Financial and Accounting Officer)	June 19, 2012

/S/ CAROL L. COLMAN* Carol L. Colman	Director	June 19, 2012

/S/ DANIEL P. CRONIN* Daniel P. Cronin	Director	June 19, 2012

/S/ PAOLO M. CUCCHI* Paolo M. Cucchi	Director	June 19, 2012

/S/ LESLIE H. GELB* Leslie H. Gelb	Director	June 19, 2012

/S/ WILLIAM R. HUTCHINSON* William R. Hutchinson	Director	June 19, 2012

/S/ DR. RIORDAN ROETT* Dr. Riordan Roett	Director	June 19, 2012

/S/ JESWALD W. SALACUSE* Jeswald W. Salacuse	Director	June 19, 2012

By:	/S/ R. JAY GERKEN
R. Jay Gerken
As Agent and Attorney-in-fact
June 19, 2012

The original power of attorney authorizing R. Jay Gerken, Robert I. Frenkel and William J. Renahan to execute this Registration Statement, and any amendments thereto, for the directors of the Registrant on whose behalf this Registration Statement is filed has been executed and is filed as Exhibit (s).

Schedule of Exhibits to Form N-2

Exhibit No.	Exhibit

(h)(1)	Form of Underwriting Agreement

(h)(2)	Form of Master Agreement Among Underwriters

(h)(3)	Form of Standard Dealer Agreement

(h)(4)	Form of Syndication Fee Agreement with Morgan Stanley & Co. LLC

(h)(5)	Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC

(h)(6)	Form of Structuring Fee Agreement with Citigroup Global Markets Inc.

(h)(7)	Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated

(h)(8)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC

(h)(9)	Form of Structuring Fee Agreement with Ameriprise Financial Services, Inc.

(j)	Form of Custodian Services Agreement with State Street Bank and Trust Company LLC

(k)	Form of Transfer Agency and Services Agreement with American Stock Transfer & Trust Company LLC

(l)(1)	Opinion and Consent of Simpson Thacher & Bartlett LLP

(l)(2)	Opinion and Consent of Foley & Lardner LLP